Advances to suppliers net (Tables)	12 Months Ended
Sep. 30, 2023
Advances to suppliers net
Schedule of advances to suppliers
	September 30,	September 30,
	2023	2022

Advances for raw materials purchase	$39,098,283	$18,524,038
Less: allowance for doubtful accounts	(54,217)	(261,518)
Advances to suppliers, net	$39,044,834	$18,262,520

Schedule of movement of allowance for doubtful accounts
	September 30,	September 30,
	2023	2022

Balance at beginning of year	$261,518	$148,617
Addition to allowance for doubtful accounts	-	136,966
Recovery in allowance for doubtful accounts	(207,668)	-
Translation adjustments	367	(24,065)
Balance at end of year	$54,217	$261,518